STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Series Seed Redeemable Convertible Preferred Stock	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock
Temporary Equity, beginning balance at Dec. 31, 2016						$ 1
Temporary Equity, beginning balance, shares at Dec. 31, 2016						4,412,500
Beginning balance at Dec. 31, 2016	$ (7,551)		$ 461	$ (8,012)
Stock-based compensation expense	215		215
Net loss	(6,032)			(6,032)
Temporary Equity, ending balance at Dec. 31, 2017						$ 1
Temporary Equity, ending balance, shares at Dec. 31, 2017						4,412,500	0
Ending balance at Dec. 31, 2017	(13,368)		675	(14,043)
Cumulative effect adjustment of the adoption of Accounting Standards Update 2018-07(Note 2)			(1)	1
Stock-based compensation expense	128		128
Net loss	(2,947)			(2,947)
Temporary Equity, ending balance at Jun. 30, 2018						$ 1
Temporary Equity, ending balance, shares at Jun. 30, 2018						4,412,500
Ending balance at Jun. 30, 2018	(16,187)		803	(16,990)
Temporary Equity, beginning balance at Dec. 31, 2017						$ 1
Temporary Equity, beginning balance, shares at Dec. 31, 2017						4,412,500	0
Beginning balance at Dec. 31, 2017	(13,368)		675	(14,043)
Net loss	(9,185)
Temporary Equity, ending balance at Sep. 30, 2018						$ 1	$ 41,964
Temporary Equity, ending balance, shares at Sep. 30, 2018						4,412,500	3,126,700
Ending balance, shares at Sep. 30, 2018		12
Temporary Equity, beginning balance at Dec. 31, 2017						$ 1
Temporary Equity, beginning balance, shares at Dec. 31, 2017						4,412,500	0
Beginning balance at Dec. 31, 2017	(13,368)		675	(14,043)
Temporary Equity, Issuance of redeemable convertible preferred stock, net of issuance costs							$ 41,964
Temporary Equity, Issuance of redeemable convertible preferred stock, net of issuance costs, shares							3,126,700
Stock-based compensation expense	958		958
Exercise of common warrants, shares		12
Net loss	(17,512)			(17,512)
Temporary Equity, ending balance at Dec. 31, 2018						$ 1	$ 41,964
Temporary Equity, ending balance, shares at Dec. 31, 2018						4,412,500	3,126,700	0
Ending balance at Dec. 31, 2018	(29,922)		1,633	(31,555)
Ending balance, shares at Dec. 31, 2018		12
Temporary Equity, beginning balance at Jun. 30, 2018						$ 1
Temporary Equity, beginning balance, shares at Jun. 30, 2018						4,412,500
Beginning balance at Jun. 30, 2018	(16,187)		803	(16,990)
Temporary Equity, Issuance of redeemable convertible preferred stock, net of issuance costs							$ 41,964
Temporary Equity, Issuance of redeemable convertible preferred stock, net of issuance costs, shares							3,126,700
Stock-based compensation expense	415		415
Exercise of common warrants, shares		12
Net loss	(6,238)			(6,238)
Temporary Equity, ending balance at Sep. 30, 2018						$ 1	$ 41,964
Temporary Equity, ending balance, shares at Sep. 30, 2018						4,412,500	3,126,700
Ending balance, shares at Sep. 30, 2018		12
Temporary Equity, beginning balance at Dec. 31, 2018						$ 1	$ 41,964
Temporary Equity, beginning balance, shares at Dec. 31, 2018						4,412,500	3,126,700	0
Beginning balance at Dec. 31, 2018	(29,922)		1,633	(31,555)
Beginning balance, shares at Dec. 31, 2018		12
Temporary Equity, Issuance of redeemable convertible preferred stock, net of issuance costs								$ 81,927
Temporary Equity, Issuance of redeemable convertible preferred stock, net of issuance costs, shares								5,422,845
Stock-based compensation expense	9,945		9,945
Exercise of common warrants	58		58
Exercise of common warrants, shares		19,986
Exercise of common options	4		4
Exercise of common options, shares		38,961
Vesting of restricted stock units		$ 0
Vesting of restricted stock units, shares		105,163
Other comprehensive income	71				$ 71
Net loss	(27,145)			(27,145)
Temporary Equity, ending balance at Jun. 30, 2019						$ 1	$ 41,964	$ 81,927
Temporary Equity, ending balance, shares at Jun. 30, 2019						4,412,500	3,126,700	5,422,845
Ending balance at Jun. 30, 2019	(46,989)		11,640	(58,700)	71
Ending balance, shares at Jun. 30, 2019		164,122
Temporary Equity, beginning balance at Dec. 31, 2018						$ 1	$ 41,964
Temporary Equity, beginning balance, shares at Dec. 31, 2018						4,412,500	3,126,700	0
Beginning balance at Dec. 31, 2018	$ (29,922)		1,633	(31,555)
Beginning balance, shares at Dec. 31, 2018		12
Exercise of common options, shares	38,961
Net loss	$ (36,183)
Temporary Equity, ending balance at Sep. 30, 2019						$ 0	$ 0	$ 0
Temporary Equity, ending balance, shares at Sep. 30, 2019						0	0	0
Ending balance at Sep. 30, 2019	162,530	$ 2	230,216	(67,738)	50
Ending balance, shares at Sep. 30, 2019		23,412,754
Temporary Equity, beginning balance at Jun. 30, 2019						$ 1	$ 41,964	$ 81,927
Temporary Equity, beginning balance, shares at Jun. 30, 2019						4,412,500	3,126,700	5,422,845
Beginning balance at Jun. 30, 2019	(46,989)		11,640	(58,700)	71
Beginning balance, shares at Jun. 30, 2019		164,122
Issuance of common stock upon initial public offering	93,044	$ 1	93,043
Issuance of common stock upon initial public offering, shares		6,414,842
Temporary Equity, Automatic conversion of preferred stock						$ (1)	$ (41,964)	$ (81,927)
Temporary Equity, Automatic conversion of preferred stock, shares						(4,412,500)	(3,126,700)	(5,422,845)
Automatic conversion of preferred stock	123,892	$ 1	123,891
Automatic conversion of preferred stock, shares		16,833,790
Stock-based compensation expense	1,642		1,642
Other comprehensive income	(21)				(21)
Net loss	(9,038)			(9,038)
Temporary Equity, ending balance at Sep. 30, 2019						$ 0	$ 0	$ 0
Temporary Equity, ending balance, shares at Sep. 30, 2019						0	0	0
Ending balance at Sep. 30, 2019	$ 162,530	$ 2	$ 230,216	$ (67,738)	$ 50
Ending balance, shares at Sep. 30, 2019		23,412,754